Income taxes (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Income as per deferred tax related to the origin and reversal of temporary differences	$ (500,800)	$ (878,629)	$ (454,933)
Prior year adjustments	569,212	3,838,136	3,204,656
Effect of change in tax rates	(50,071)	(856,612)	(1,066,964)
Tax benefits (loss)	611,282	(765,292)	248,559
Total deferred tax expense	629,623	1,337,603	1,931,318
Current tax expense	(47,841,130)	(31,285,976)	(48,168,474)
Prior period adjustments	(1,154,469)	(298,010)	(3,877,360)
(Loss) Income from income tax	$ (48,365,976)	$ (30,246,383)	$ (50,114,516)